Registration Nos. 33-49098
811-06719
As filed with the Securities and Exchange Commission
On May 12, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Post-Effective Amendment No. 73	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 74	☑
STERLING CAPITAL FUNDS
(Exact Name of Registrant as Specified in Charter)
434 Fayetteville Street Mall, Fifth Floor, Raleigh, NC 27601

(Address of principal executive offices)
Registrant’s telephone number, including Area Code:
(800) 228-1872

E.G. Purcell, III, President
Sterling Capital Funds
434 Fayetteville Street Mall, Fifth Floor
Raleigh, NC 27601

(Name and address of agent for service)
Copies of communications to:
Alan G. Priest, Esquire
Ropes & Gray LLP
One Metro Center, 700 12th Street, N.W., Suite 900
Washington, D.C. 20005
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on May 12, 2011 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(i)
☐ on [ __ ] pursuant to paragraph (a)(i)
☐ 75 days after filing pursuant to paragraph (a)(ii)
☐ on [ ] pursuant to paragraph (a)(ii)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 73 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on the 12th day of May 2011.
STERLING CAPITAL FUNDS

/s/ E.G. Purcell, III
*E.G. Purcell, III
President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 73 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E.G. Purcell, III	President	May 12, 2011
*E.G. Purcell, III	Principal Executive Officer

/s/ James L. Roberts	Trustee	May 12, 2011
*James L. Roberts

/s/ Thomas W. Lambeth	Trustee	May 12, 2011
*Thomas W. Lambeth

/s/ James T. Gillespie *James T. Gillespie	Treasurer	May 12, 2011

/s/ Douglas R. Van Scoy	Trustee	May 12, 2011
*Douglas R. Van Scoy

/s/ Drew T. Kagan	Trustee	May 12, 2011
*Drew T. Kagan

/s/ Laura C. Bingham	Trustee	May 12, 2011
*Laura C. Bingham

/s/ Alexander W. McAlister	Trustee	May 12, 2011
*Alexander W. McAlister

By:	/s/ Alan G. Priest
Alan G. Priest

*By Alan G. Priest, Attorney-in-Fact, pursuant to powers of attorney filed herewith.

SIGNATURES
     This Registration Statement contains certain disclosures regarding the S&P 500 Stock Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Sterling Capital Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 12, 2011. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO S&P 500 INDEX MASTER PORTFOLIO
By:	/s/John M. Perlowski
John M. Perlowski
President and Chief Executive Officer (Chief Executive Officer)

     This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on May 12, 2011. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ John M. Perlowski	President and Chief Executive Officer	May 12, 2011
John M. Perlowski	(Chief Executive Officer)

/s/Neal J. Andrews	Chief Financial Officer	May 12, 2011
Neal J. Andrews	(Principal Financial and Accounting Officer)

/s/Richard S. Davis	Trustee	May 12, 2011
Richard S. Davis*

/s/Henry Gabbay	Trustee	May 12, 2011
Henry Gabbay*

/s/David O. Beim	Trustee	May 12, 2011
David O. Beim*

/s/Ronald W. Forbes	Trustee	May 12, 2011
Ronald W. Forbes*

/s/Dr. Matina S. Homer	Trustee	May 12, 2011
Dr. Matina S. Horner*

/s/Rodney D. Johnson	Trustee	May 12, 2011
Rodney D. Johnson*

/s/Herbert I. London	Trustee	May 12, 2011
Herbert I. London*

/s/Cynthia A. Montgomery	Trustee	May 12, 2011
Cynthia A. Montgomery*

/s/Robert C. Robb, Jr.	Trustee	May 12, 2011
Robert C. Robb, Jr.*

/s/Toby Rosenblatt	Trustee	May 12, 2011
Toby Rosenblatt*

/s/Kenneth L. Urish	Trustee	May 12, 2011
Kenneth L. Urish*

/s/Frederick W. Winter	Trustee	May 12, 2011
Frederick W. Winter*

/s/Joseph P. Platt	Trustee	May 12, 2011
Joseph P. Platt*

By	/s/Edward B. Baer
Edward B. Baer (Attorney-in-Fact)

*	As Attorney-in-Fact pursuant to the power of attorney filed herein.

POWER OF ATTORNEY
     E.G. Purcell, III, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 20, 2008	/s/ E.G. Purcell, III
E.G. Purcell, III

POWER OF ATTORNEY
Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Laura C. Bingham
Laura C. Bingham

POWER OF ATTORNEY
Thomas W. Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Thomas W. Lambeth
Thomas W. Lambeth

POWER OF ATTORNEY
James T. Gillespie, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds and BB&T Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 28, 2010	/s/ James T. Gillespie
James T. Gillespie

POWER OF ATTORNEY
Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and David J. Baum each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 30, 2002	/s/ Drew T. Kagan
Drew T. Kagan

POWER OF ATTORNEY
Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 21, 2004	/s/ Douglas R. Van Scoy
Douglas R. Van Scoy

POWER OF ATTORNEY
James L. Roberts, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Katherine Milin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: November 24, 2004	/s/ James L. Roberts
James L. Roberts

POWER OF ATTORNEY
     Alexander W. McAlister, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Funds (effectively February 1, 2011, the “Sterling Capital Funds”) and BB&T Variable Insurance Funds (effective May 1, 2011, the “Sterling Capital Variable Insurance Funds”) (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: January 20, 2011	/s/ Alexander W. McAlister
Alexander W. McAlister

POWER OF ATTORNEY
The undersigned, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish, Frederick W. Winter, Richard S. Davis and Henry Gabbay, Directors/Trustees of each of the registered investment companies listed in Appendix A hereto, (except as noted therein), hereby authorize John M. Perlowski, Howard Surloff, Ira P. Shapiro, Ben Archibald, Edward Baer, Douglas McCormack, Aaron Wasserman, Brian Schmidt, Neal J. Andrews, Jay Fife, Brendan Kyne and Janey Ahn, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated, the Registration Statement on Form N-1A, filed for such registered investment company, or any amendment thereto (including any pre-effective or post-effective amendments) for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.
(Remainder of page intentionally left blank)

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 14th day of February, 2011.

Signature	Title	Signature	Title

/s/ David O. Beim	Director/Trustee	/s/ Robert C. Robb	Director/Trustee
(David O. Beim)		(Robert C. Robb, Jr.)

/s/ Ronald W. Forbes	Director/Trustee	/s/ Toby Rosenblatt	Director/Trustee
(Ronald W. Forbes)		(Toby Rosenblatt)

/s/ Matina S. Horner	Director/Trustee	/s/ Kenneth L. Urish	Director/Trustee
(Dr. Matina S. Horner)		(Kenneth L. Urish)

/s/ Rodney D. Johnson	Director/Trustee	/s/ Frederick W. Winter	Director/Trustee
(Rodney D. Johnson)		(Frederick W. Winter)

/s/ Herbert I. London	Director/Trustee	/s/ Richard S. Davis	Director/Trustee
(Herbert I. London)		(Richard S. Davis)

/s/ Cynthia A. Montgomery	Director/Trustee	/s/ Henry Gabbay	Director/Trustee
(Cynthia A. Montgomery)		(Henry Gabbay)

/s/ Joseph P. Platt	Director/Trustee
(Joseph P. Platt)

Appendix A
BBIF Government Securities Fund
BBIF Money Fund
BBIF Tax-Exempt Fund
BBIF Treasury Fund
BIF Government Securities Fund
BIF Money Fund
BIF Multi-State Municipal Series Trust
BIF Tax-Exempt Fund
BIF Treasury Fund
BlackRock Financial Institution Series Trust
BlackRock Funds
BlackRock Funds III
BlackRock Global Emerging Markets Fund Inc.
BlackRock Global Financial Services Fund, Inc.
BlackRock Healthcare Fund, Inc.
BlackRock Index Funds, Inc.
BlackRock Large Cap Series Funds, Inc.
BlackRock Latin America Fund, Inc.
BlackRock Liquidity Funds
BlackRock Master LLC+
BlackRock Pacific Fund, Inc.
BlackRock Series, Inc.
Funds for Institutions Series
Global Financial Services Master LLC+
Master Government Securities LLC+
Master Institutional Money Market LLC+
Master Investment Portfolio+
Master Large Cap Series LLC*+
Master Money LLC+
Master Tax-Exempt LLC+
Master Treasury LLC+
Quantitative Master Series LLC+
Ready Assets Prime Money Fund
Ready Assets U.S.A. Government Money Fund
Ready Assets U.S. Treasury Money Fund
Retirement Series Trust
BlackRock Balanced Capital Fund, Inc. (in connection
with its investment in the Master Large Cap Core
Portfolio of Master Large Cap Series LLC)*

* The Equity-Liquidity Directors/Trustees are authorized to sign the registration statement of BlackRock Balanced Capital Fund, Inc., which acts as a feeder fund into the Master Large Cap Core Portfolio of Master Large Cap Series LLC, in their capacity as directors of the master fund.
+ When required to do so, the Equity-Liquidity Directors/Trustees, in their capacities as directors of the master funds listed above, are authorized to sign the registration statements of feeder funds, whether affiliated or not, that invest in the master fund or a series of such master fund.

A-1

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase